Net Gain On Divestment Of Business (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain/loss on divestment of business	$ 1.0
AIP [Member] | Segment, Continuing Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain/loss on divestment of business	$ 1.0